UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  October 26, 2009
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:44 Data Records

Form 13F Information Table Value Total:$183,963
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$214
7,000
SH

DEFINED

0
7,000
0
American Express
Common
009988572
$6,581
194,135
SH

SOLE
NONE
194,135
0
0
American Express
Common
009988572
$1,873
55,260
SH

DEFINED

0
55,260
0
Anixter International Inc.
Common
001144693
$2,251
56,110
SH

SOLE
NONE
56,110
0
0
Anixter International Inc.
Common
001144693
$948
23,635
SH

DEFINED

0
23,635
0
Boston Scientific Corporation
Common
009775641
$5,345
504,765
SH

SOLE
NONE
504,765
0
0
Boston Scientific Corporation
Common
009775641
$1,708
161,275
SH

DEFINED

0
161,275
0
Bunge Limited
Common
013317810
$8,868
141,645
SH

SOLE
NONE
141,645
0
0
Bunge Limited
Common
013317810
$2,516
40,185
SH

DEFINED

0
40,185
0
Clarcor Inc
Common
019217981
$6,480
206,635
SH

SOLE
NONE
206,635
0
0
Clarcor Inc
Common
019217981
$1,952
62,230
SH

DEFINED

0
62,230
0
Covidien Ltd.
Common
030852800
$228
5,270
SH

DEFINED

0
5,270
0
Danaher Corp
Common
009962131
$8,662
128,675
SH

SOLE
NONE
128,675
0
0
Danaher Corp
Common
009962131
$2,307
34,265
SH

DEFINED

0
34,265
0
Dover Corp
Common
009974121
$5,827
150,335
SH

SOLE
NONE
150,335
0
0
Dover Corp
Common
009974121
$1,888
48,720
SH

DEFINED

0
48,720
0
Fiserv Inc
Common
010808065
$7,379
153,095
SH

SOLE
NONE
153,095
0
0
Fiserv Inc
Common
010808065
$2,201
45,670
SH

DEFINED

0
45,670
0
Honeywell International Inc
Common
010534801
$6,716
180,780
SH

SOLE
NONE
180,780
0
0
Honeywell International Inc
Common
010534801
$1,983
53,370
SH

DEFINED

0
53,370
0
Insituform Technologies A
Common
010065810
$6,529
341,100
SH

SOLE
NONE
341,100
0
0
Insituform Technologies A
Common
010065810
$1,915
100,040
SH

DEFINED

0
100,040
0
JP Morgan Chase & Co.
Common
012271654
$6,939
158,360
SH

SOLE
NONE
158,360
0
0
JP Morgan Chase & Co.
Common
012271654
$2,045
46,665
SH

DEFINED

0
46,665
0
Jacobs Engineering Group Inc.
Common
011768741
$4,422
96,230
SH

SOLE
NONE
96,230
0
0
Jacobs Engineering Group Inc.
Common
011768741
$482
10,496
SH

DEFINED

0
10,496
0
Johnson & Johnson
Common
009722513
$8,563
140,625
SH

SOLE
NONE
140,625
0
0
Johnson & Johnson
Common
009722513
$2,614
42,925
SH

DEFINED

0
42,925
0
MEMC Electronic Materials
Common
009708073
$4,819
289,775
SH

SOLE
NONE
289,775
0
0
MEMC Electronic Materials
Common
009708073
$1,457
87,640
SH

DEFINED

0
87,640
0
PerkinElmer Inc
Common
010702658
$5,862
304,665
SH

SOLE
NONE
304,665
0
0
PerkinElmer Inc
Common
010702658
$1,716
89,175
SH

DEFINED

0
89,175
0
Praxair Inc.
Common
009967419
$7,452
91,220
SH

SOLE
NONE
91,220
0
0
Praxair Inc.
Common
009967419
$2,328
28,497
SH

DEFINED

0
28,497
0
Resmed
Common
011540066
$7,999
176,965
SH

SOLE
NONE
176,965
0
0
Resmed
Common
011540066
$2,306
51,020
SH

DEFINED

0
51,020
0
Thermo Fisher Scientific
Common
009729917
$9,220
211,120
SH

SOLE
NONE
211,120
0
0
Thermo Fisher Scientific
Common
009729917
$2,256
51,650
SH

DEFINED

0
51,650
0
TJX Companies
Common
009961968
$10,643
286,495
SH

SOLE
NONE
286,495
0
0
TJX Companies
Common
009961968
$3,193
85,950
SH

DEFINED

0
85,950
0
Wabtec Corp
Common
011540104
$6,217
165,650
SH

SOLE
NONE
165,650
0
0
Wabtec Corp
Common
011540104
$1,856
49,465
SH

DEFINED

0
49,465
0
Yum! Brands Inc.
Common
014856862
$6,160
182,450
SH

SOLE
NONE
182,450
0
0
Yum! Brands Inc.
Common
014856862
$1,044
30,910
SH

DEFINED

0
30,910
0
S REPORT SUMMARY
44 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED